E&E ASSETS - Fourmile Basin Property (Details)											12 Months Ended
	Dec. 18, 2022 USD ($)	Oct. 24, 2022 USD ($)	Jun. 18, 2022 USD ($)	Dec. 18, 2021 USD ($)	Oct. 24, 2021 USD ($)	Jun. 18, 2021 USD ($)	Dec. 18, 2020 USD ($) shares	Nov. 07, 2020 USD ($)	Oct. 24, 2020 USD ($)	Jun. 18, 2020 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) T	Dec. 31, 2021 CAD ($) T	Oct. 24, 2024 USD ($)	Oct. 24, 2023 USD ($)
E&E ASSETS
Required minimum E&E expenditures, October 24, 2020											$ 5,000
Required minimum E&E expenditures, October 24, 2021											10,000
Required minimum E&E expenditures, October 24, 2022											15,000
Required minimum E&E expenditures, October 24, 2023											20,000
Required minimum E&E expenditures, October 24, 2024 and every year thereafter											20,000
NexGen Lease
E&E ASSETS
Required minimum E&E expenditures, October 24, 2020											10,000
Required minimum E&E expenditures, October 24, 2021											15,000
Required minimum E&E expenditures, October 24, 2022											20,000
Required minimum E&E expenditures, October 24, 2024 and every year thereafter											25,000
Fourmile Basin | Fourmile Mineral Lease
E&E ASSETS
Pre-production payments made in cash			$ 15,000	$ 10,000		$ 10,000	$ 5,000			$ 25,000
Pre-production payments made in shares | shares							33,333			33,333
Percentage of net smelter return royalty												2.00%	2.00%
Percentage of net smelter return royalty for third-pay claims												0.50%	0.50%
Reduction in net smelter return royalty upon payment of specified amount												50.00%	50.00%
Percentage of net smelter return royalty for third-pay claims upon payment of specified amount												0.25%	0.25%
Primary term of the lease										35 years
Maximum extension term of the lease												50 years	50 years
Pre-production payments to be made 24 months after Effective Date (June 18, 2022)												$ 20,000
Minimum exploration costs to be incurred, Year 1 from Effective Date, Fulfilled										$ 30,000
Minimum exploration costs to be incurred, Year 2 to Year 3 from Effective Date										50,000
Minimum exploration costs to be incurred, Year 2 to Year 3 from Effective Date, Fulfilled													$ 34,000
Threshold minimum production royalties to be paid per quarter												$ 25,000
Fourmile Basin | Fourmile Mineral Lease | La Cuesta International, Inc. ("LCI")
E&E ASSETS
Percentage of claims owned												100.00%	100.00%
Payment to reduce net smelter return royalty												$ 10,000,000
Percentage of net smelter return royalty upon payment of specified amount												1.00%	1.00%
Fourmile Basin | NexGen Lease
E&E ASSETS
Advance royalty payments made					$ 15,000				$ 10,000
Advance royalty payments to be made, October 24, 2022												$ 20,000
Advance royalty payments to be made, October 24, 2023 and every year thereafter												$ 25,000
Percentage of net smelter return royalty that can be bought												2.00%	2.00%
Purchase price of the first 1% of net smelter return royalty that can be bought												$ 250,000
Purchase price of the remaining 1% of net smelter return royalty that can be bought												500,000
Required work commitment expenditures fulfilled		$ 15,000			$ 10,000				$ 5,000			$ 10,000
Required work commitment expenditures to be fulfilled on October 24, 2023															$ 20,000
Required work commitment expenditures to be fulfilled on October 24, 2024 and every year thereafter														$ 20,000
Minimum sustained rate of production per day (in tons) | T												100	100
Amount of work expenditures incurred by a prior lessee agreed to be applied against the Company's expenditure requirements								$ 40,000
Amount of October 2023 expenditures satisfied by applying prior lessee's work expenditure by NexGen												$ 10,000
Fourmile Basin | Mineral lease agreement with LCI
E&E ASSETS
Pre-production payments made in cash	$ 20,000		$ 15,000	$ 10,000		$ 10,000	$ 5,000			$ 25,000
Pre-production payments to be made, every six months after period six											20,000
Required minimum E&E expenditures, October 24, 2020											30,000
Required minimum E&E expenditures, Year 2 to Year 3 from date of agreement											$ 50,000
Percentage of net smelter return royalty											2.00%
Percentage of net smelter return royalty for third-pay claims											0.50%
Reduction in net smelter return royalty upon payment of specified amount											50.00%
Percentage of net smelter return royalty for third-pay claims upon payment of specified amount											0.25%
Payment to reduce first 1.0% of net smelter return royalty											$ 250,000
Payment to reduce remaining 1.0% of net smelter return royalty											$ 500,000
Percentage of production royalty											2.00%
Percentage of net smelter return royalty upon payment of specified amount											1.00%
Fourmile Basin | Mineral lease agreement with LCI | La Cuesta International, Inc. ("LCI")
E&E ASSETS
Percentage of claims owned											100.00%
Payments made											$ 10,000,000